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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-21823


                   	  Pioneer Series Trust V
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

             Pioneer Global Equity Fund
             Schedule of Investments 11/30/2010 (unaudited)

   Shares                                                        Value
             COMMON STOCKS - 96.3 %
             Energy - 11.8 %
             Coal & Consumable Fuels - 1.9 %
   4,700     Alliance Resource Partners LP (b)                $ 291,400
   2,500,000 Bumi Resources Tbk Pt *                            734,059
   385,527   Paladin Energy, Ltd. *                            1,810,667
                                                              $2,836,126
             Integrated Oil & Gas - 7.3 %
   440,645   BP Amoco Plc                                     $2,932,325
   13,862    Chevron Corp.                                     1,122,406
   24,400    ConocoPhillips                                    1,468,148
   51,600    Lukoil Holding (A.D.R.) *                         2,828,196
   1,182,000 PetroChina Co., Ltd. *                            1,455,399
   13,800    Total SA                                           669,358
                                                              $10,475,832
             Oil & Gas Drilling - 0.8 %
   23,800    Ensco Plc (A.D.R.)                               $1,128,120
             Oil & Gas Exploration & Production - 1.8 %
   14,200    Apache Corp.                                     $1,528,488
   200       Inpex Corp. *                                     1,029,572
                                                              $2,558,060
             Total Energy                                     $16,998,138
             Materials - 7.5 %
             Diversified Metals & Mining - 3.2 %
   57,700    BHP Billiton, Lt.d                               $2,376,618
   21,900    Billiton Plc *                                     778,004
   9,000     Rio Tinto, Ltd. *                                  708,003
   36,336    Xstrata Plc                                        729,648
                                                              $4,592,273
             Forest Products - 2.1 %
   143,800   Sino-Forest Corp. *                              $3,117,676
             Gold - 0.5 %
   15,000    Anglogold Ashanti, Ltd. (A.D.R.) *               $ 702,450
             Specialty Chemicals - 1.7 %
   57,900    Nitto Denko Corp. *                              $2,405,979
             Total Materials                                  $10,818,378
             Capital Goods - 12.6 %
             Aerospace & Defense - 2.1 %
   40,027    United Technologies Corp.                        $3,012,832
             Construction & Engineering - 1.1 %
   1,077,000 China Railways Construction Corp. *              $1,276,013
   6,400     Fluor Corp.                                        370,112
                                                              $1,646,125
             Construction & Farm Machinery & Heavy Trucks - 3.3 %
   1,190,033 Industrea, Ltd. *                                $1,519,833
   63,200    Komatsu, Ltd. *                                   1,751,807
   29,400    Navistar International Corp. *                    1,504,692
                                                              $4,776,332
             Electrical Component & Equipment - 2.3 %
   600,000   Leoch International Technology, Ltd. *           $ 316,786
   20,932    Schneider Electric SA                             2,942,650
                                                              $3,259,436
             Industrial Conglomerates - 1.8 %
   50,300    Keppel Corp.                                     $ 405,906
   17,200    3M Co.                                            1,444,456
   33,800    Textron, Inc. (b)                                  755,768
                                                              $2,606,130
             Industrial Machinery - 0.5 %
   11,200    SPX Corp.                                        $ 735,616
             Trading Companies & Distributors - 1.5 %
   234,000   Itochu Corp. *                                   $2,171,361
             Total Capital Goods                              $18,207,832
             Transportation - 1.3 %
             Highways & Railtrack - 1.3 %
   2,465,200 GZI Transportation, Ltd. *                       $1,350,193
   503,600   Jiangsu Expressway *                               547,261
                                                              $1,897,454
             Total Transportation                             $1,897,454
             Automobiles & Components - 3.3 %
             Auto Parts & Equipment - 0.9 %
   235,400   China XD Plastics Co. *                          $1,282,930
             Automobile Manufacturers - 2.4 %
   30,800    Ford Motor Corp. * (b)                           $ 490,952
   39,300    Honda Motor Co., Ltd. (A.D.R.) * (b)              1,423,839
   38,800    Toyota Motor Co. *                                1,504,968
                                                              $3,419,759
             Total Automobiles & Components                   $4,702,689
             Consumer Durables & Apparel - 1.2 %
             Apparel, Accessories & Luxury Goods - 0.4 %
   1,295,000 China Dongxiang Group                            $ 577,291
             Homebuilding - 0.8 %
   174,135   Gafisa SA *                                      $1,211,824
             Total Consumer Durables & Apparel                $1,789,115
             Media - 3.2 %
             Advertising - 1.5 %
   194,429   WPP Group Plc                                    $2,152,081
             Cable & Satellite - 1.0 %
   35,900    Comcast Corp.                                    $ 718,000
   29,300    SES SA * (A.D.R.)                                  679,435
                                                              $1,397,435
             Publishing - 0.7 %
   339,000   Singapore Press Holdings                         $1,076,861
             Total Media                                      $4,626,377
             Retailing - 1.0 %
             Apparel Retail - 1.0 %
   43,400    American Eagle Outfitters, Inc.                  $ 716,100
   35,000    Gap, Inc.                                          750,750
                                                              $1,466,850
             Total Retailing                                  $1,466,850
             Food & Drug Retailing - 3.5 %
             Food Retail - 1.5 %
   46,752    Metro-Richelieu, Inc.                            $2,109,719
             Hypermarkets & Supercenters - 2.0 %
   53,312    Wal-Mart Stores, Inc.                            $2,883,646
             Total Food & Drug Retailing                      $4,993,365
             Food, Beverage & Tobacco - 4.4 %
             Agricultural Products - 0.5 %
   868,000   Chaoda Modern Agriculture (b)                    $ 701,522
             Distillers & Vintners - 1.1 %
   76,900    Constellation Brands, Inc. *                     $1,584,909
             Packaged Foods & Meats - 0.9 %
   1,522,700 Want Want China Holdings, Ltd. *                 $1,307,413
             Tobacco - 1.9 %
   91,652    Imperial Tobacco Group Plc                       $2,690,622
             Total Food, Beverage & Tobacco                   $6,284,466
             Household & Personal Products - 1.1 %
             Household Products - 0.5 %
   12,000    Procter & Gamble Co. *                           $ 732,840
             Personal Products - 0.6 %
   11,637    Estee Lauder Co.                                 $ 871,844
             Total Household & Personal Products              $1,604,684
             Health Care Equipment & Services - 1.8 %
             Health Care Equipment - 1.8 %
   34,849    Medtronic, Inc. *                                $1,168,487
   37,091    St. Jude Medical, Inc. *                          1,435,051
                                                              $2,603,538
             Total Health Care Equipment & Services           $2,603,538
             Pharmaceuticals & Biotechnology - 7.4 %
             Pharmaceuticals - 7.4 %
   104,106   Bristol-Myers Squibb Co.                         $2,627,635
   148,600   GlaxoSmithKline Plc *                             2,816,684
   25,360    Johnson & Johnson                                 1,560,908
   80,100    Merck & Co., Inc.                                 2,761,047
   15,857    Sanofi-Aventis                                     960,239
                                                              $10,726,513
             Total Pharmaceuticals & Biotechnology            $10,726,513
             Banks - 12.1 %
             Diversified Banks - 12.0 %
   283,400   Bangkok Bank Plc                                 $1,379,822
   1,002,000 Bank Mandiri                                       709,708
   1,013,000 Bank Negara Indonesia Persero Tbk PT *             454,039
   3,195,500 China Construction Bank                           2,873,500
   281,600   HSBC Holding Plc                                  2,839,523
   3,769,000 Industrial and Commerical Bank of China *         2,924,572
   22,371    National Bank of Canada (b)                       1,479,478
   39,300    Sumitomo Mitsui Financial Group, Inc. *           1,207,244
   25,250    Toronto-Dominion Bank *                           1,839,228
   20,000    United Overseas Bank                               280,197
   52,852    Wells Fargo  & Co.                                1,438,103
                                                              $17,425,414
             Total Banks                                      $17,425,414
             Diversified Financials - 1.8 %
             Diversified Capital Markets - 0.4 %
   16,421    CS Group                                         $ 607,357
             Multi-Sector Holding - 1.4 %
   2,363,300 First Pacific Co. *                              $2,036,765
             Total Diversified Financials                     $2,644,122
             Insurance - 2.7 %
             Multi-Line Insurance - 1.7 %
   22,204    Allianz AG                                       $2,441,339
             Property & Casualty Insurance - 1.0 %
   26,800    The Traveler Companies, Inc.                     $1,446,932
             Total Insurance                                  $3,888,271
             Real Estate - 0.6 %
             Real Estate Development - 0.6 %
   608,000   Wheelock Properties (Singapore), Ltd. *          $ 899,000
             Total Real Estate                                $ 899,000
             Software & Services - 3.2 %
             Home Entertainment Software - 0.9 %
   88,400    Capcom Co., Ltd. *                               $1,349,851
             Systems Software - 2.3 %
   85,419    Microsoft Corp.                                  $2,153,413
   42,200    Oracle Corp.                                      1,141,299
                                                              $3,294,712
             Total Software & Services                        $4,644,563
             Technology Hardware & Equipment - 5.4 %
             Communications Equipment - 0.7 %
   21,116    Qualcomm, Inc.                                   $ 986,962
             Computer Hardware - 1.9 %
   7,585     Apple, Inc. *                                    $2,360,073
   27,258    Dell, Inc. *                                       360,351
                                                              $2,720,424
             Computer Storage & Peripherals - 2.4 %
   70,134    Gemalto NV *                                     $2,749,468
   23,153    Western Digital Corp. *                            775,626
                                                              $3,525,094
             Technology Distributors - 0.4 %
   9,700     Arrow Electronics, Inc. *                        $ 300,797
   16,500    Ingram Micro, Inc. *                               294,525
                                                              $ 595,322
             Total Technology Hardware & Equipment            $7,827,802
             Semiconductors - 3.9 %
             Semiconductor Equipment - 2.9 %
   32,500    ASM Lithography Holding NV *                     $1,052,366
   70,494    Veeco Instruments, Inc. * (b)                     3,100,322
                                                              $4,152,688
             Semiconductors - 1.0 %
   72,239    Intel Corp.                                      $1,525,688
             Total Semiconductors                             $5,678,376
             Telecommunication Services - 4.4 %
             Integrated Telecommunication Services - 2.0 %
   110,400   Deutsche Telekom AG                              $1,417,430
   32,700    Nippon Telegraph & Telephone Corp. *              1,480,517
                                                              $2,897,947
             Wireless Telecommunication Services - 2.4 %
   510,300   America Movil SA De CV                           $1,488,429
   196,500   China Mobile, Ltd.                                1,959,234
                                                              $3,447,663
             Total Telecommunication Services                 $6,345,610
             Utilities - 1.8 %
             Electric Utilities - 0.5 %
   26,400    PPL Corp.                                        $ 670,824
             Water Utilities - 1.3 %
   2,408,000 Guangdong Investment, Ltd.                       $1,203,269
   1,712,000 Manila Water Co, Inc. *                            735,321
                                                              $1,938,590
             Total Utilities                                  $2,609,414
             TOTAL COMMON STOCKS                              $138,681,971
             (Cost  $131,702,186)

             RIGHTS/WARRANTS - 0.1 %
             Banks - 0.1 %
             Diversified Banks - 0.1 %
   223,685   China Construction B, Expires 12/15/10 *         $ 75,757
   169,605   Industrial & Commercial Bank, Expires 12/15/10 *   53,073
                                                              $ 128,830
             Total Banks                                      $ 128,830
             TOTAL RIGHTS/WARRANTS                            $ 128,830
             (Cost  $122,591)

             CORPORATE BONDS - 0.0 %
             Banks - 0.0 %
             Diversified Banks - 0.0 %
   18,000    NBP Capital Trust III, 7.375%, 10/29/49          $ 14,940
             Total Banks                                      $ 14,940
             TOTAL CORPORATE BONDS                            $ 14,940
             (Cost  $14,582)

             FOREIGN GOVERNMENT BONDS - 0.5 %
IDR5,260,000,Indonesia Treasury Bank, 11.0%, 11/15/20         $ 721,639
             TOTAL FOREIGN GOVERNMENT BONDS                   $ 721,639
             (Cost  $710,281)

             EXCHANGE TRADED FUNDS - 1.1 %
   61,900    iShares MSCI Taiwan Index Fund                   $ 872,171
   19,000    SPDR Russell/Nomura                                763,800
                                                              $1,635,971
             TOTAL EXCHANGE TRADED FUNDS                      $1,635,971
             (Cost  $1,477,387)
   Principal
   Amount ($)
             TEMPORARY CASH INVESTMENTS - 5.1 %
             Securities Lending Collateral  - 5.1 % (c)
             Certificates of Deposit:
   207,405   Bank of Nova Scotia, 0.37%, 9/29/11              $207,405
   145,181   BBVA Group NY, 0.61%, 7/26/11                     145,181
   103,702   BNP Paribas Bank NY, 0.29%, 2/8/11                103,702
   103,702   BNP Paribas Bank NY, 0.3%, 1/20/11                103,702
   207,405   Canadian Imperial Bank of Commerce NY, 0.29%, 4/27207,405
   207,405   Nordea New York, 0.5%, 12/10/10                   207,405
   207,405   RoboBank Netherland NV NY, 0.31%, 8/8/11          207,405
   207,405   Royal Bank of Canada NY, 0.25%, 1/21/11           207,405
   103,702   SocGen NY,  0.26%, 12/10/10                       103,702
   103,702   SocGen NY,  0.30%, 2/10/11                        103,702
                                                              $1,597,014

             Commercial Paper:
   124,443   American Honda Finance, 0.28%, 5/4/11            $124,443
   83,321    American Honda Finance, 1.04%, 6/20/11             83,321
   76,228    Australia & New Zealand Banking Group, 0.89%, 8/4/ 76,228
   211,426   Caterpillar Financial Services Corp., 1.04%, 6/24/211,426
   228,145   CBA, 0.31%, 1/3/11                                228,145
   145,167   CHARFD, 0.31%, 12/14/10                           145,167
   62,190    CHARFD, 0.26%, 2/28/11                             62,190
   124,443   CLIPPR, 0.28%, 12/1/10                            124,443
   103,653   FAIRPP, 0.27%, 2/2/11                             103,653
   82,962    FASCO, 0.27%, 12/1/10                              82,962
   207,426   Federal Home Loan Bank, 0.38%, 6/1/11             207,426
   103,699   GE Corp., 0.34%, 1/26/11                          103,699
   20,731    General Electric Capital Corp., 0.33%, 6/6/11      20,731
   82,962    OLDLLC, 0.27%, 12/1/10                             82,962
   113,669   OLDLLC, 0.27%, 12/2/10                            113,669
   207,252   SEB, 0.39%, 2/7/11                                207,252
   103,666   SOCNAM, 0.29%, 1/14/11                            103,666
   103,698   SRP, 0.27%, 12/6/10                               103,698
   155,633   STRAIT, 0.25%, 12/8/10                            155,633
   207,314   STRAIT, 0.25%, 2/2/11                             207,314
   103,671   TBLLC, 0.27%, 1/10/11                             103,671
   103,702   TBLLC, 0.27%, 12/2/10                             103,702
   103,653   TBLLC, 0.27%, 2/2/11                              103,653
   207,405   Toyota Motor Credit Corp., 0.45%, 9/8/11          207,405
   126,382   VARFUN, 0.27%, 1/20/11                            126,382
   82,917    VARFUN, 0.26%, 2/14/11                             82,917
   124,446   Wachovia, 0.38%, 3/22/11                          124,446
   83,021    Wachovia, 0.34%, 10/15/11                          83,021
   207,405   Westpac, 0.31%, 7/29/11                           207,405
                                                              $3,690,630

             Tri-party Repurchase Agreements:
   390,344   Barclays Capital Markets,  0.23%, 12/1/10        $390,344
   414,809   Deutsche Bank Securites, Inc., 0.24%, 12/1/10     414,809
   414,809   HSBC Bank USA NA, 0.23% 12/1/10                   414,809
   414,809   RBS Securities, Inc., 0.25%, 12/1/10              414,809
                                                              $1,634,771
   Shares    Money Market Mutual Funds:
   207,405   Dreyfus Preferred Money Market Fund              $207,405
   207,405   Fidelity Prime Money Market Fund                  207,405
                                                              $414,810
             Total Securities Lending Collateral              $7,337,225
             TOTAL TEMPORARY CASH INVESTMENTS                 $7,337,225
             (Cost  $7,337,225)
             TOTAL INVESTMENT IN SECURITIES - 103.1 %         $148,520,576
             (Cost  $141,364,252)(a)
             OTHER ASSETS AND LIABILITIES - (3.1) %           $(4,440,197)
             TOTAL NET ASSETS - 100.0 %                       $144,080,379

   *         Non-income producing security.

   (A.D.R.)  American Depositary Receipt

   (a) At November 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $142,695,664 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cos$12,115,490

           Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value(6,290,578)

             Net unrealized gain                              $5,824,912

   (b) At November 30, 2010, the following securities were out on loan:

   Shares    Description                                         Value
   4,600     Alliance Resource Partners LP                    $285,200
   400,000   Chaoda Modern Agriculture                         323,465
   25,200    Ford Motor Corp. *                                401,688
   31,100    Honda Motor Co., Ltd. (A.D.R.) *                  1,126,753
   15,500    National Bank of Canada                           1,031,610
   33,400    Textron, Inc.                                     746,824
   69,000    Veeco Instruments, Inc. *                         3,034,620
             Total                                            $6,950,160

   (c)       Securities lending collateral is managed by Credit
             Suisse AG, New York Branch.

             Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

   IDR       Indonesian Rupiah

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund's assets:
                              Level 1     Level 2   Level 3      Total
Common Stocks                $65,702,894  $72,979,077 $0    $138,681,971
Rights/Warrant                   128,830     0         0        128,830
Corporate Bonds                        0   14,940      0         14,940
Foreign Government bonds               0  721,639      0        721,639
Exchange Traded funds          1,635,971     0         0       1,635,971
Temporary Cash investments             0  6,922,415    0       6,922,415
Money Market mutual funds        414,810     0         0        414,810
Total                        $67,882,505  $80,638,071 $0    $148,520,576

Other Financial instruments           $0 $123,483     $0        $123,483
* Other financial instruments include foreign exchange contracts.

         Pioneer Disciplined Growth Fund
         Schedule of Investments  11/30/2010 (unaudited)

Shares                                                             Value
         COMMON STOCKS - 95.8 %
         Energy - 10.3 %
         Integrated Oil & Gas - 2.3 %
8,800    Occidental Petroleum Corp.                              $ 775,896
         Oil & Gas Drilling - 1.9 %
29,600   Nabors Industries, Inc. *                               $ 653,864
         Oil & Gas Equipment And Services - 2.2 %
15,700   Cameron International Corp. *                           $ 755,327
         Oil & Gas Exploration & Production - 3.9 %
6,400    Apache Corp.                                            $ 688,896
9,500    Devon Energy Corp.                                        670,415
                                                                 $1,359,311
         Total Energy                                            $3,544,398
         Materials - 5.0 %
         Diversified Metals & Mining - 3.2 %
10,900   Freeport-McMoRan Copper & Gold, Inc. (Class B)          $1,104,388
         Paper Packaging - 1.8 %
23,800   Packaging Corp of America                               $ 610,470
         Total Materials                                         $1,714,858
         Capital Goods - 10.0 %
         Aerospace & Defense - 2.5 %
11,319   United Technologies Corp.                               $ 851,981
         Construction & Engineering - 1.1 %
13,445   KBR Inc.                                                $ 364,091
         Industrial Conglomerates - 4.5 %
10,700   3M Co.                                                  $ 898,586
29,600   Textron, Inc.                                             661,856
                                                                 $1,560,442
         Industrial Machinery - 1.9 %
8,500    Crane Co.                                               $ 318,580
5,000    SPX Corp.                                                 328,400
                                                                 $ 646,980
         Total Capital Goods                                     $3,423,494
         Transportation - 2.2 %
         Railroads - 2.2 %
8,300    Union Pacific Corp.                                     $ 747,913
         Total Transportation                                    $ 747,913
         Consumer Services - 5.4 %
         Restaurants - 5.4 %
13,737   McDonald's Corp.                                        $1,075,607
25,800   Starbucks Corp.                                           789,480
                                                                 $1,865,087
         Total Consumer Services                                 $1,865,087
         Media - 1.6 %
         Broadcasting - 1.6 %
33,300   CBS Corp. (Class B)                                     $ 560,772
         Total Media                                             $ 560,772
         Retailing - 8.0 %
         Department Stores - 1.5 %
20,100   Macys Inc.                                              $ 516,168
         General Merchandise Stores - 4.5 %
14,500   Family Dollar Stores, Inc.                              $ 727,900
14,200   Target Corp.                                              808,548
                                                                 $1,536,448
         Internet Retail - 2.0 %
4,000    Amazon.Com, Inc. *                                      $ 701,600
         Total Retailing                                         $2,754,216
         Food & Drug Retailing - 2.3 %
         Hypermarkets & Supercenters - 2.3 %
14,774   Wal-Mart Stores, Inc.                                   $ 799,126
         Total Food & Drug Retailing                             $ 799,126
         Food Beverage & Tobacco - 5.1 %
         Packaged Foods & Meats - 1.6 %
11,616   Hershey Foods Corp.                                     $ 543,629
         Tobacco - 3.5 %
21,000   Phillip Morris International, Inc.                      $1,194,690
         Total Food Beverage & Tobacco                           $1,738,319
         Household & Personal Products - 2.0 %
         Personal Products - 2.0 %
9,100    Estee Lauder Co.                                        $ 681,772
         Total Household & Personal Products                     $ 681,772
         Health Care Equipment & Services - 4.7 %
         Health Care Services - 1.4 %
6,700    DaVita, Inc. *                                          $ 487,090
         Managed Health Care - 3.3 %
17,200   AETNA, Inc.                                             $ 509,464
17,028   United Healthcare Group, Inc.                             621,863
                                                                 $1,131,327
         Total Health Care Equipment & Services                  $1,618,417
         Pharmaceuticals & Biotechnology - 4.8 %
         Biotechnology - 3.4 %
10,386   Alexion Pharmaceuticals, Inc. *                         $ 794,010
7,474    Amgen, Inc. *                                             393,805
                                                                 $1,187,815
         Pharmaceuticals - 1.4 %
24,000   Mylan, Inc. *                                           $ 469,680
         Total Pharmaceuticals & Biotechnology                   $1,657,495
         Diversified Financials - 2.2 %
         Asset Management & Custody Banks - 2.2 %
6,700    Franklin Resources, Inc.                                $ 764,403
         Total Diversified Financials                            $ 764,403
         Insurance - 1.3 %
         Property & Casualty Insurance - 1.3 %
7,500    ACE Ltd.                                                $ 438,900
         Total Insurance                                         $ 438,900
         Software & Services - 14.1 %
         Application Software - 2.5 %
13,125   Citrix Systems, Inc. *                                  $ 871,763
         Internet Software & Services - 5.4 %
2,245    Google Inc. *                                           $1,247,569
37,600   Yahoo! Inc. *                                             592,952
                                                                 $1,840,521
         Systems Software - 6.2 %
39,521   Microsoft Corp.                                         $ 996,324
41,754   Oracle Corp.                                             1,129,237
                                                                 $2,125,561
         Total Software & Services                               $4,837,845
         Technology Hardware & Equipment - 12.6 %
         Communications Equipment - 3.1 %
22,900   Qualcomm, Inc.                                          $1,070,346
         Computer Hardware - 6.2 %
5,266    Apple Inc. *                                            $1,638,516
36,500   Dell, Inc. *                                              482,530
                                                                 $2,121,046
         Electronic Equipment & Instruments - 1.5 %
18,400   Flir Systems, Inc. *                                    $ 493,212
         Office Electronics - 1.8 %
54,800   Xerox Corp.                                             $ 628,006
         Total Technology Hardware & Equipment                   $4,312,610
         Semiconductors - 3.6 %
         Semiconductors - 3.6 %
39,000   Intel Corp.                                             $ 823,680
49,100   ON Semiconductor Corp. *                                  400,411
                                                                 $1,224,091
         Total Semiconductors                                    $1,224,091
         Telecommunication Services - 0.6 %
         Integrated Telecommunication Services - 0.6 %
6,900    Verizon Communications, Inc.                            $ 220,869
         Total Telecommunication Services                        $ 220,869
         TOTAL COMMON STOCKS
         (Cost  $26,465,184)                                     $32,904,585
         MUTUAL FUND - 1.0 %
         Real Estate - 1.0 %
6,100    iShare Dow Jones U.S. Real Estate Index Fund            $ 329,705
         Total Real Estate                                       $ 329,705
         TOTAL MUTUAL FUND
         (Cost  $329,726)                                        $ 329,705

PrincipalTEMPORARY CASH INVESTMENTS - 1.5 %
Amount ($)                                                         Value
         Securities Lending Collateral  - 1.5 % (c)
         Certificates of Deposit:
14,368   Bank of Nova Scotia, 0.37%, 9/29/11                     $ 14,368
10,058   BBVA Group NY, 0.61%, 7/26/11                             10,058
7,184    BNP Paribas Bank NY, 0.29%, 2/8/11                         7,184
7,184    BNP Paribas Bank NY, 0.3%, 1/20/11                         7,184
14,368   Canadian Imperial Bank of Commerce NY, 0.29%, 4/27/11     14,368
14,368   Nordea New York, 0.5%, 12/10/10                           14,368
14,368   RoboBank Netherland NV NY, 0.31%, 8/8/11                  14,368
14,368   Royal Bank of Canada NY, 0.25%, 1/21/11                   14,368
7,184    SocGen NY,  0.26%, 12/10/10                                7,184
7,184    SocGen NY,  0.30%, 2/10/11                                 7,184
                                                                 $110,634

         Commercial Paper:
8,621    American Honda Finance, 0.28%, 5/4/11                   $  8,621
5,772    American Honda Finance, 1.04%, 6/20/11                     5,772
5,281    Australia & New Zealand Banking Group, 0.89%, 8/4/11       5,281
14,647   Caterpillar Financial Services Corp., 1.04%, 6/24/11      14,647
15,805   CBA, 0.31%, 1/3/11                                        15,805
10,057   CHARFD, 0.31%, 12/14/10                                   10,057
4,308    CHARFD, 0.26%, 2/28/11                                     4,308
8,621    CLIPPR, 0.28%, 12/1/10                                     8,621
7,181    FAIRPP, 0.27%, 2/2/11                                      7,181
5,747    FASCO, 0.27%, 12/1/10                                      5,747
14,370   Federal Home Loan Bank, 0.38%, 6/1/11                     14,370
7,184    GE Corp., 0.34%, 1/26/11                                   7,184
1,436    General Electric Capital Corp., 0.33%, 6/6/11              1,436
5,747    OLDLLC, 0.27%, 12/1/10                                     5,747
7,875    OLDLLC, 0.27%, 12/2/10                                     7,875
14,358   SEB, 0.39%, 2/7/11                                        14,358
7,182    SOCNAM, 0.29%, 1/14/11                                     7,182
7,184    SRP, 0.27%, 12/6/10                                        7,184
10,782   STRAIT, 0.25%, 12/8/10                                    10,782
14,362   STRAIT, 0.25%, 2/2/11                                     14,362
7,182    TBLLC, 0.27%, 1/10/11                                      7,182
7,184    TBLLC, 0.27%, 12/2/10                                      7,184
7,181    TBLLC, 0.27%, 2/2/11                                       7,181
14,368   Toyota Motor Credit Corp., 0.45%, 9/8/11                  14,368
8,755    VARFUN, 0.27%, 1/20/11                                     8,755
5,744    VARFUN, 0.26%, 2/14/11                                     5,744
8,621    Wachovia, 0.38%, 3/22/11                                   8,621
5,751    Wachovia, 0.34%, 10/15/11                                  5,751
14,371   Westpac, 0.31%, 7/29/11                                   14,371
                                                                 $255,677

         Tri-party Repurchase Agreements:
27,042   Barclays Capital Markets,  0.23%, 12/1/10               $ 27,042
28,737   Deutsche Bank Securities, Inc., 0.24%, 12/1/10            28,737
28,737   HSBC Bank USA NA, 0.23% 12/1/10                           28,737
28,737   RBS Securities, Inc., 0.25%, 12/1/10                      28,737
                                                                 $113,253
Shares   Money Market Mutual Funds:
14,368   Dreyfus Preferred Money Market Fund                     $ 14,368
14,368   Fidelity Prime Money Market Fund                          14,368
                                                                 $ 28,736

         Total Securities Lending Collateral                     $508,300
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $508,300)                                        $508,300
         TOTAL INVESTMENT IN SECURITIES - 98.2%
         (Cost  $27,303,210) (a)                               $33,742,590
         OTHER ASSETS AND LIABILITIES - 1.8%                   $ 618,708
         TOTAL NET ASSETS - 100.0%                             $34,361,298

*        Non-income producing security.

(a) At November 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $27,329,522 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost             $6,790,560

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value              (377,492)

         Net unrealized gain                                   $6,413,068

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
       Level 1 - quoted prices in active markets for identical securities
         Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund's assets:
                              Level 1    Level 2    Level 3     Total
Common stocks                32,904,585      $0       $0   $32,904,585
Mutual Funds                    329,705       0        0       329,705
Temporary Cash Investments            0   479,564      0       479,564
Money Market Mutual funds        28,736       0        0        28,736
Total                       $33,263,026  $479,564     $0   $33,742,590


                  Pioneer High Income Municipal Fund
                  Schedule of Investments  11/30/2010 (unaudited)
Principal   Floating
Amount ($)  Rate (b)                                                    Value

                  MUNICIPAL BONDS - 99.5 %
                  Various States - 0.1 %
1,175,000   12.00 Non-Profit Preferred Funding Trust I, Floating Rate$ 795,299
                                                                     $ 795,299
                  Alabama - 1.5 %
6,275,000         Alabama Industrial Development Authority, 6.45%, 12$5,963,007
2,000,000         Huntsville-Redstone VLG Alabama, 6.875%, 1/1/43     1,808,420
3,000,000         Jefferson County Public Building Authority, 5.125%, 2,467,200
                                                                     $10,238,627
                  Arizona - 0.4 %
750,000           Pima County Arizona, 8.5%, 7/1/39                  $ 802,650
2,000,000         Pima County Arizona Development Authority, 7.0%, 1/ 1,900,120
                                                                     $2,702,770
                  California - 5.2 %
1,000,000         California Statewide Community Development Authorit$1,068,470
2,000,000         California Statewide Community Development Authorit 2,065,840
334,656           California Statewide, 9.0%, 12/1/38 (c)               26,773
2,500,000         City of Alhambra California, 7.625%, 1/1/40         2,614,100
15,000,000        Foothill-Eastern Transportation, 0.0%, 1/15/33      3,011,700
10,000,000        Foothill-Eastern Transportation, 0.0%, 1/15/36      1,576,300
83,415,000        Golden State Tobacco Security Corp., 0.0%, 6/1/47   1,909,369
9,500,000         Golden State Tobacco Security Corp., 5.75%, 6/1/47  6,788,035
2,000,000         Los Angeles California, 7.5%, 12/1/24               2,013,660
10,000,000        Oceanside Unified School, 0.0%, 8/1/40              1,427,500
10,020,000        Oceanside Unified School, 0.0%, 8/1/41              1,339,874
28,055,000        Oceanside Unified School, 0.0%, 8/1/49              1,954,031
2,900,000         Pittsburg Redevelopment Agency, 0.0%, 8/1/25        1,133,088
5,000,000         Pittsburg Redevelopment, 0.0%, 8/1/28               1,534,000
9,145,000         Pittsburg Redevelopment, 0.0%, 8/1/30               2,399,099
47,875,000        Westside Union School District, 0.0%, 8/1/50        3,347,420
8,090,000         Yuba Community College District, 0.0%, 8/1/42        917,163
                                                                     $35,126,422
                  Colorado - 2.9 %
1,075,000         Colorado Educational, 5.625%, 12/1/36              $ 862,365
2,000,000         Colorado Health Facilities Authority, 5.75%, 1/1/37 1,796,480
1,000,000         Colorado Springs Colorado Urban, 7.0%, 12/1/29       869,070
3,900,000         Denver Health 1.333%, 12/1/33                       2,680,236
10,000,000        Kremmling Memorial Hospital District, 7.125%, 12/1/ 9,810,700
3,500,000         Three Springs Metropolitan District, 7.75%, 12/1/39 3,442,495
                                                                     $19,461,346
                  Connecticut - 0.3 %
2,000,000         Town of Hamden Connecticut, 7.75%, 1/1/43          $2,129,820
                                                                     $2,129,820
                  Florida - 5.7 %
15,000,000        County of Miami-Dade Florida, 0.0%, 10/1/30        $4,137,150
11,860,000        County of Miami-Dade Florida, 0.0%, 10/1/40         1,528,280
950,000           Florida Housing Finance Corp., 6.75%, 2/15/12        949,221
4,300,000         Florida Housing Finance Corp., 7.25%, 8/15/27       4,135,267
3,750,000         Florida Keys College Campus Foundation, Inc., 7.0%, 3,744,938
1,000,000         Greater Orlando Aviation Authority, 6.375%, 11/15/2  971,250
10,965,000        Greater Orlando Aviation Authority, 6.5%, 11/15/36  10,663,572
2,380,000         Hillsborough County Florida Industrial Development, 2,243,174
1,465,000         Hillsborough County Industrial, 6.7%, 7/1/21        1,458,100
2,910,000         Hillsborough County, 6.5%, 7/1/29                   2,701,411
4,200,000         Lee County Florida Industrial Development Authority 3,386,124
1,920,000         Liberty County Florida, 8.25%, 7/1/28               1,822,867
1,000,000         Miami Beach Florida Health Facilities, 5.375%, 11/1  915,400
                                                                     $38,656,754
                  Georgia - 2.9 %
6,000,000         Clayton County Development, 8.75%, 6/1/29          $6,945,060
4,500,000         Clayton County Development Authority, 9.0%, 6/1/35  4,893,705
3,150,000         Fulton County Georgia Water and Sewer Revenue, 5.0% 2,226,830
8,500,000         Fulton County Georgia Water and Sewer Revenue, 5.12 5,393,250
                                                                     $19,458,845
                  Hawaii - 0.4 %
1,500,000         Hawaii State Department Budget, 7.5%, 11/15/15     $1,527,360
1,000,000         Hawaii State Department Budget, 9.0%, 11/15/44      1,141,420
                                                                     $2,668,780
                  Iowa - 1.3 %
4,495,000         Iowa Finance Authority Senior Housing, 5.625%, 12/1$2,931,010
3,250,000         Iowa Finance Authority, 5.5%, 11/15/37              2,179,678
1,455,000         Iowa Financing Authority, 5.0%, 11/15/12            1,382,759
3,000,000         Iowa Tobacco Settlement Authority, 5.375%, 6/1/38   2,298,870
                                                                     $8,792,317
                  Illinois - 17.3 %
33,500,000        Chicago Illinois O'Hare International Airport, 5.5%$27,066,995
1,690,000         Illinois Finance Authority, 5.5%, 5/15/37           1,348,975
5,000,000         Illinois Finance Authority, 5.625%, 2/15/37         4,062,000
4,500,000         Illinois Finance Authority, 6.25%, 11/15/35         3,871,440
1,625,000         Illinois Finance Authority, 7.0%, 5/15/18           1,600,008
5,085,000         Illinois Finance Authority, 7.625%, 5/15/25         5,006,233
1,400,000         Illinois Finance Authority, 7.75%, 5/15/30          1,375,136
1,265,000         Illinois Finance Authority, 8.0%, 2/15/30           1,272,109
5,545,000         Illinois Finance Authority, 8.0%, 5/15/40           5,538,457
10,740,000        Illinois Finance Authority, 8.0%, 5/15/46           10,577,826
15,570,000        Illinois Finance Authority, 8.125%, 2/15/40         15,611,883
4,500,000         Illinois Finance Authority, 8.125%, 5/15/40         4,533,615
12,925,000        Illinois Finance Authority, 8.25%, 2/15/46          13,038,223
15,135,000        Illinois Finance Authority, 8.25%, 5/15/45          15,321,917
3,360,000         Southwestern Illinois Development Authority Revenue 2,367,221
2,500,000         Southwestern Illinois Development Authority Revenue 2,298,750
1,000,000         Upper Illinois River Valley Development, 7.25%, 11/  947,580
1,200,000         Upper Illinois River Valley Development, 7.375%, 11 1,142,484

$116,980,852
                  Indiana - 1.1 %
3,500,000         City of Crown Point, 8.0%, 11/15/39                $3,504,200
715,000           City of East Chicago, 5.5%, 9/1/28                   606,871
1,500,000         Hammond Local Public Improvement, 6.75%, 8/15/35    1,503,975
2,015,000         St. Joseph County Industrial Education, 6.0%, 5/15/ 1,898,936
                                                                     $7,513,982
                  Massachusetts - 2.1 %
1,000,000         Massachusetts Development Finance Agency, 5.75%, 11$ 677,630
2,500,000         Massachusetts Development Finance Agency, 7.25%, 6/ 2,511,700
500,000           Massachusetts Development Finance Agency, 7.5%, 6/1  515,525
1,000,000         Massachusetts Development Finance Agency, 7.875%, 6 1,038,380
500,000           Massachusetts Development Finance Agency, 8.0%, 4/1  548,155
1,750,000         Massachusetts Development, 5.5%, 11/15/22           1,351,350
3,000,000         Massachusetts Development, 5.75%, 11/15/35          2,129,220
880,000           Massachusetts Development, 7.625%, 10/15/37          880,906
2,000,000         Massachusetts State Development Finance Agency, 6.751,809,360
3,500,000         Massachusetts State Health, 6.5%, 1/15/38           3,020,885
                                                                     $14,483,111
                  Maine - 0.9 %
6,250,000         Town of Rumford Maine, 6.875%, 10/1/26             $6,234,313
                                                                     $6,234,313
                  Michigan - 6.4 %
160,000           Doctor Charles Drew Academy, 5.7%, 11/1/36         $ 102,078
3,000,000         Flint Michigan International Academy, 5.75%, 10/1/3 2,510,730
4,315,000         Michigan Finance Authority, 8.5%, 10/1/45           4,667,579
500,000           Michigan Public Educational Facilities Authority, 8  549,485
350,000           Michigan Public Educational Facilities, 7.25%, 4/1/  368,491
2,020,000         Michigan Public Educational Facilities, 8.0%, 4/1/4 2,122,576
2,750,000         Michigan State Hospital Finance Authority, 5.5%, 11 2,283,243
7,135,000         Michigan Strategic Fund, 6.75%, 3/1/40              7,108,743
3,175,000         Michigan Strategic Fund, 7.25%, 1/1/39              3,185,382
28,125,000        Michigan Tobacco Settlement Finance, 6.0%, 6/1/48   20,099,813
                                                                     $42,998,120
                  Minnesota - 0.6 %
1,500,000         City of Brooklyn, 9.25%, 3/1/39                    $1,683,720
2,260,000         City of International Falls Minnesota, 6.85%, 12/1/ 2,254,282
                                                                     $3,938,002
                  Missouri - 1.3 %
2,000,000         City of Manchester Missouri, 6.875%, 11/1/39       $1,983,720
2,000,000         Community Memorial Hospital District, 6.68%, 12/1/3 1,663,800
4,500,000         Kirkwood Industrial, 8.25%, 5/15/45                 4,691,475
500,000           St. Louis Missouri Development Authority, 7.2%, 12/  147,655
1,260,000         St. Louis Missouri Industrial Development Revenue,   371,927
                                                                     $8,858,577
                  Nebraska - 0.1 %
3,250,000         Grand Island Nebraska Solid Waste, 7.0%, 6/1/23  (c$ 915,038
                                                                     $ 915,038
                  New Jersey - 4.6 %
5,035,000         New Jersey Economic Development Authority Special F$5,040,740
3,000,000         New Jersey Economic Development Authority, 6.25%, 9 2,887,920
3,500,000         New Jersey Economic Development Authority, 6.4%, 9/ 3,366,755
8,400,000         Tobacco Settlement Financing Corp., 0.0%, 6/1/41     390,180
30,770,000        Tobacco Settlement Financing Corp., 5.0%, 6/1/41    19,677,723
                                                                     $31,363,318
                  New Mexico - 0.2 %
1,000,000         County of Otero New Mexico, 8.25%, 12/1/23         $1,021,840
                                                                     $1,021,840
                  New York - 6.8 %
285,000           Dutchess County Industrial Development, 7.25%, 3/1/$ 285,630
1,005,000         Dutchess County New York Industrial Development, 7.5 996,950
1,365,000         Dutchess County New York Industrial Development, 7. 1,354,066
1,795,000         Erie County Industrial Development Agency, 9.25%, 1 1,949,406
8,000,000         Erie County Industrial Development Agency, 9.25%, 1 8,688,160
10,000,000        Erie County Industrial Development Agency, 9.25%, 1 10,860,200
5,750,000         Erie County New York, 6.0%, 11/15/36                4,855,818
3,000,000         Nassau County Industrial Development, 6.7%, 1/1/43  2,837,940
4,890,000         New York City Industrial, 5.0%, 5/15/20             4,339,533
8,600,000         New York City Industrial, 6.9%, 8/1/24              7,955,086
2,000,000         New York City Transportation Finance, 5.125%, 5/15/ 1,656,420
                                                                     $45,779,209
                  Ohio - 3.2 %
55,000,000        Buckeye Tobacco Settlement Financing Authority, 0.0$1,339,800
13,635,000        Buckeye Tobacco Settlement Financing Authority, 5.8 9,569,861
4,000,000         Cleveland Ohio Airport Revenue, 5.375%, 9/15/27     3,288,040
4,985,000         Cleveland Ohio Airport Revenue, 5.7%, 12/1/19       4,520,348
1,510,000         Ohio State Pollution Control Revenue, 5.6%, 8/1/32  1,275,829
1,020,000         Ohio State Pollution Control Revenue, 5.65%, 3/1/33  865,715
1,065,000         Tuscarawas County Ohio Hospital, 6.35%, 11/1/37      638,936
                                                                     $21,498,529
                  Oklahoma - 0.6 %
85,000            Jackson County Oklahoma Memorial Hospital, 7.3%, 8/$  85,043
3,000,000         Tulsa County Industrial Authority, 7.25%, 11/1/45   2,907,390
890,000           Tulsa Municipal Airport Revenue, 6.25%, 6/1/20       849,923
                                                                     $3,842,356
                  Pennsylvania - 5.3 %
1,600,000         Cumberland County Municipal Authority, 6.0%, 1/1/30$1,518,144
5,000,000         New Jersey Economic Development Authority, 6.625%,  4,499,050
20,800,000        Pennsylvania Economic Development Financing Authori 18,553,392
2,005,000         Pennsylvania Economic Development, 7.5%, 5//1/20    2,008,830
9,075,000         Pennsylvania Economic Development, 8.0%, 5/1/29     9,353,875
                                                                     $35,933,291
                  Puerto Rico - 0.1 %
16,625,000        Puerto Rico Sales Tax Financing Corp., 0.0%, 8/1/56$ 806,811
                                                                     $ 806,811
                  Rhode Island - 0.3 %
2,100,000         Central Falls R.I. Detention Facility Corp., 7.25%,$1,774,164
17,200,000        Tobacco Settlement, 0.0%, 6/1/52                     198,832
                                                                     $1,972,996
                  Texas - 20.5 %
29,205,000        Brazos River Authority Texas, 5.75%, 5/1/36        $27,379,688
22,935,000        Dallas-Fort Worth International Airport, 5.5%, 11/1/17,643,437
4,205,000         Dallas-Fort Worth Texas International Airport Reven 3,554,613
6,400,000    9.13 Dallas-Fort Worth Texas International Airport, Floa 6,654,144
248,873           Gulf Coast Waste Disposal Authority Texas Revenue,    19,910
5,030,000         Harris County-Houston Sports Authority, 0.0%, 11/15 1,594,460
5,000,000         Harris County-Houston Sports Authority, 0.0%, 11/15 1,359,250
12,000,000        Harris County-Houston Sports Authority, 0.0%, 11/15 3,021,000
12,905,000        Harris County-Houston Sports Authority, 0.0%, 11/15 3,008,672
5,000,000         Harris County-Houston Sports Authority, 0.0%, 11/15  989,700
9,685,000         Harris County-Houston Sports Authority, 0.0%, 11/15 1,917,049
7,335,000         Harris County-Houston Sports Authority, 0.0%, 11/15 1,336,804
6,825,000         HFDC of Central Texas, 7.75%, 11/15/44              6,857,351
4,500,000         Houston Texas Airport Revenue, 6.75%, 7/1/29        4,501,620
2,640,000         Kinney County Public Facilities Corp., 7.0%, 11/1/2 2,633,506
1,740,000         Maverick County Texas Public Facilities, 6.25%, 2/1 1,525,945
6,550,000         Sabine River Authority, 5.5%, 5/1/22                6,140,625
19,330,000        Sabine River Authority, 5.75%, 5/1/30               18,025,225
2,000,000         Tarrant County Cultural Education, 7.5%, 11/15/16   1,998,940
650,000           Tarrant County Cultural Education, 7.75%, 11/15/28   650,494
1,775,000         Tarrant County Cultural Education, 8.0%, 11/15/28   1,777,130
2,750,000         Tarrant County Cultural Education, 8.0%, 11/15/29   2,815,725
2,000,000         Tarrant County Cultural Education, 8.125%, 11/15/39 2,040,320
8,000,000         Tarrant County Cultural Education, 8.125%, 11/15/44 8,010,320
5,000,000         Tarrant County Cultural Education, 8.25%, 11/15/44  5,021,600
4,000,000         Tarrant County Cultural Education, 8.25%, 11/15/44  4,100,040
1,000,000         Texas Midwest Public Facility Corp., 9.0%, 10/1/30  1,006,390
3,000,000         Travis County Health Facilities, 7.1249%, 11/1/40   3,100,740

$138,684,698
                  Utah - 0.2 %
1,400,000         Spanish Fork City Utah Charter, 5.7%, 11/15/36 (144$1,149,162
                                                                     $1,149,162
                  Virginia - 4.6 %
53,095,000        Tobacco Settlement Financing Corp., 0.0%, 6/1/47   $1,339,056
47,875,000        Tobacco Settlement Financing Corp., 5.0%, 6/1/47    30,037,733
                                                                     $31,376,789
                  Washington - 2.2 %
1,250,000         Washington State Housing Finance, 5.25%, 1/1/17    $1,088,975
11,500,000        Washington State Housing Finance, 5.625%, 1/1/27    7,992,845
9,250,000         Washington State Housing Finance, 5.625%, 1/1/38    5,855,343
                                                                     $14,937,163
                  Wisconsin - 0.4 %
580,000           Aztalan Wisconsin Exempt Facilities Revenue, 7.5%, $  73,080
1,750,000         Wisconsin Health & Educational, 7.625%, 9/15/39     1,806,963
500,000           Wisconsin Health & Educational Facilities Authority  506,890
                                                                     $2,386,933
                  TOTAL MUNICIPAL BONDS                            $672,706,070
                  (Cost  $673,955,476)
                  TOTAL INVESTMENT IN SECURITIES - 99.5 %
                  (Cost  $673,955,476)(a)                          $672,706,070
                  OTHER ASSETS AND LIABILITIES - 0.5 %               $3,252,531
                  TOTAL NET ASSETS - 100.0 %                       $675,958,601

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2010, the value of these securities amounted to $1,149,162 or 0.2% of total net assets.

(a) At November 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $672,634,506 was as follows:

                  Aggregate gross unrealized gain for all investments
                in which there is an excess of value over tax cost $33,091,733

                  Aggregate gross unrealized loss for all investments
                in which there is an excess of tax cost over value (33,020,169)

                  Net unrealized gain                                $ 71,564

(b)               Debt obligation with a variable interest rate.
                  Rate shown is rate at end of period.

(c)               Security is in default and is non-income producing.

(d)               Indicates a security that has been deemed illiquid.
                  The aggregate cost of illiquid securities is $1,172,200. The aggregate value is $795,299, or 0.1% of the total net assets applied tocommon shareowners.

               Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.
                  Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                  Level 1 - quoted prices in active markets for identical securities
                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                The following is a summary of the inputs used as of November
                  30, 2010, in valuing the Fund's assets:

                       Level 1    Level 2     Level3     Total
Municipal Bonds         $0     $672,706,070     $0    $672,706,070
Total                   $0     $672,706,070     $0    $672,706,070

           Pioneer Disciplined Value Fund
           Schedule of Investments  11/30/2010

Shares                                                               Value
           COMMON STOCKS - 93.8 %
           Energy - 12.0 %
           Integrated Oil & Gas - 2.7 %
9,700      Occidental Petroleum Corp.                              $855,249
           Oil & Gas Drilling - 2.0 %
28,600     Nabors Industries, Inc. *                               $631,774
           Oil & Gas Exploration & Production - 5.3 %
7,900      Apache Corp.                                            $850,356
11,969     Devon Energy Corp.                                       844,652
                                                                   $1,695,008
           Oil & Gas Storage & Transportation - 2.0 %
47,100     El Paso Corp.                                           $635,379
           Total Energy                                            $3,817,410
           Materials - 3.3 %
           Diversified Metals & Mining - 1.7 %
5,400      Freeport-McMoRan Copper & Gold, Inc. (Class B)          $547,128
           Paper Packaging - 1.6 %
19,200     Packaging Corp of America                               $492,480
           Total Materials                                         $1,039,608
           Capital Goods - 6.3 %
           Aerospace & Defense - 3.8 %
9,300      Northrop Grumman Corp. *                                $573,624
8,404      United Technologies Corp.                                632,569
                                                                   $1,206,193
           Industrial Conglomerates - 1.5 %
22,300     Textron, Inc.                                           $498,628
           Industrial Machinery - 1.0 %
8,300      Crane Co.                                               $311,084
           Total Capital Goods                                     $2,015,905
           Transportation - 2.3 %
           Railroads - 2.3 %
8,200      Union Pacific Corp.                                     $738,902
           Total Transportation                                    $738,902
           Consumer Services - 1.5 %
           Restaurants - 1.5 %
6,312      McDonald's Corp.                                        $494,230
           Total Consumer Services                                 $494,230
           Media - 4.5 %
           Broadcasting - 1.6 %
31,000     CBS Corp. (Class B)                                     $522,040
           Cable & Satellite - 1.1 %
17,100     Comcast Corp.                                           $342,000
           Movies & Entertainment - 1.8 %
15,000     Viacom, Inc. (Class B)                                  $567,450
           Total Media                                             $1,431,490
           Retailing - 1.5 %
           General Merchandise Stores - 1.5 %
8,600      Target Corp.                                            $489,684
           Total Retailing                                         $489,684
           Food & Drug Retailing - 1.8 %
           Hypermarkets & Supercenters - 1.8 %
10,900     Wal-Mart Stores, Inc.                                   $589,581
           Total Food & Drug Retailing                             $589,581
           Food Beverage & Tobacco - 4.2 %
           Distillers & Vintners - 2.2 %
34,500     Constellation Brands, Inc. *                            $711,045
           Tobacco - 2.0 %
11,100     Phillip Morris International, Inc.                      $631,479
           Total Food Beverage & Tobacco                           $1,342,524
           Household & Personal Products - 4.0 %
           Household Products - 4.0 %
20,900     Procter & Gamble Co. *                                  $1,276,363
           Total Household & Personal Products                     $1,276,363
           Health Care Equipment & Services - 4.1 %
           Managed Health Care - 4.1 %
22,000     AETNA, Inc.                                             $651,640
18,302     United Healthcare Group, Inc.                            668,389
                                                                   $1,320,029
           Total Health Care Equipment & Services                  $1,320,029
           Pharmaceuticals & Biotechnology - 8.3 %
           Biotechnology - 2.5 %
15,200     Amgen, Inc. *                                           $800,888
           Pharmaceuticals - 5.8 %
30,900     Bristol-Myers Squibb Co.                                $779,916
31,400     Merck & Co., Inc.                                        1,082,358
                                                                   $1,862,274
           Total Pharmaceuticals & Biotechnology                   $2,663,162
           Banks - 5.3 %
           Diversified Banks - 3.5 %
41,100     Wells Fargo  & Co.                                      $1,118,331
           Regional Banks - 1.8 %
76,900     KeyCorp                                                 $579,057
           Total Banks                                             $1,697,388
           Diversified Financials - 10.5 %
           Asset Management & Custody Banks - 3.5 %
4,449      Franklin Resources, Inc.                                $507,586
14,200     State Street Corp.                                       613,440
                                                                   $1,121,026
           Diversified Finance Services - 3.5 %
30,000     J.P. Morgan Chase & Co.                                 $1,121,400
           Investment Banking & Brokerage - 3.5 %
23,600     Morgan Stanley Co.                                      $577,256
31,200     TD Ameritrade Holding Corp. (b)                          522,288
                                                                   $1,099,544
           Total Diversified Financials                            $3,341,970
           Insurance - 6.8 %
           Life & Health Insurance - 3.5 %
11,300     Prudential Financial, Inc.                              $572,684
24,800     Unum Group                                               532,952
                                                                   $1,105,636
           Property & Casualty Insurance - 3.3 %
10,200     ACE Ltd.                                                $596,904
16,100     Allstate Corp.                                           468,671
                                                                   $1,065,575
           Total Insurance                                         $2,171,211
           Software & Services - 2.1 %
           Systems Software - 2.1 %
26,185     Microsoft Corp.                                         $660,124
           Total Software & Services                               $660,124
           Technology Hardware & Equipment - 1.8 %
           Office Electronics - 1.8 %
51,500     Xerox Corp.                                             $590,190
           Total Technology Hardware & Equipment                   $590,190
           Semiconductors - 1.4 %
           Semiconductors - 1.4 %
21,000     Intel Corp.                                             $443,520
           Total Semiconductors                                    $443,520
           Telecommunication Services - 5.0 %
           Integrated Telecommunication Services - 5.0 %
15,500     CenturyLink, Inc.                                       $666,345
29,054     Verizon Communications, Inc.                             930,019
                                                                   $1,596,364
           Total Telecommunication Services                        $1,596,364
           Utilities - 6.9 %
           Electric Utilities - 1.5 %
18,900     PPL Corp.                                               $480,249
           Multi-Utilities - 5.4 %
22,800     Ameren Corp.                                            $654,816
16,000     Public Service Enterprise Group, Inc.                    493,280
11,551     Sempra Energy                                            578,590
                                                                   $1,726,686
           Total Utilities                                         $2,206,935
           TOTAL COMMON STOCKS
           (Cost  $27,602,102)                                     $29,926,590
           MUTUAL FUND - 3.4 %
           Real Estate - 3.4 %
20,100     iShare Dow Jones U.S. Real Estate Index Fund            $1,086,405
           Total Real Estate                                       $1,086,405
           TOTAL MUTUAL FUND
           (Cost  $992,935)                                        $1,086,405
Principal  TEMPORARY CASH INVESTMENTS - 0.3%
Amount ($)                                                           Value
           Securities Lending Collateral  - 0.3% (c)
           Certificates of Deposit:
3,010      Bank of Nova Scotia, 0.37%, 9/29/11                     $ 3,010
2,107      BBVA Group NY, 0.61%, 7/26/11                             2,107
1,505      BNP Paribas Bank NY, 0.29%, 2/8/11                        1,505
1,505      BNP Paribas Bank NY, 0.3%, 1/20/11                        1,505
3,010      Canadian Imperial Bank of Commerce NY, 0.29%, 4/27/11     3,010
3,010      Nordea New York, 0.5%, 12/10/10                           3,010
3,010      RoboBank Netherland NV NY, 0.31%, 8/8/11                  3,010
3,010      Royal Bank of Canada NY, 0.25%, 1/21/11                   3,010
1,505      SocGen NY,  0.26%, 12/10/10                               1,505
1,505      SocGen NY,  0.30%, 2/10/11                                1,505
                                                                   $23,177

           Commercial Paper:
1,806      American Honda Finance, 0.28%, 5/4/11                   $ 1,806
1,209      American Honda Finance, 1.04%, 6/20/11                    1,209
1,106      Australia & New Zealand Banking Group, 0.89%, 8/4/11      1,106
3,069      Caterpillar Financial Services Corp., 1.04%, 6/24/11      3,069
3,312      CBA, 0.31%, 1/3/11                                        3,312
2,107      CHARFD, 0.31%, 12/14/10                                   2,107
903        CHARFD, 0.26%, 2/28/11                                     903
1,806      CLIPPR, 0.28%, 12/1/10                                    1,806
1,505      FAIRPP, 0.27%, 2/2/11                                     1,505
1,204      FASCO, 0.27%, 12/1/10                                     1,204
3,011      Federal Home Loan Bank, 0.38%, 6/1/11                     3,011
1,505      GE Corp., 0.34%, 1/26/11                                  1,505
301        General Electric Capital Corp., 0.33%, 6/6/11              301
1,204      OLDLLC, 0.27%, 12/1/10                                    1,204
1,650      OLDLLC, 0.27%, 12/2/10                                    1,650
3,008      SEB, 0.39%, 2/7/11                                        3,008
1,505      SOCNAM, 0.29%, 1/14/11                                    1,505
1,505      SRP, 0.27%, 12/6/10                                       1,505
2,259      STRAIT, 0.25%, 12/8/10                                    2,259
3,009      STRAIT, 0.25%, 2/2/11                                     3,009
1,505      TBLLC, 0.27%, 1/10/11                                     1,505
1,505      TBLLC, 0.27%, 12/2/10                                     1,505
1,505      TBLLC, 0.27%, 2/2/11                                      1,505
3,010      Toyota Motor Credit Corp., 0.45%, 9/8/11                  3,010
1,834      VARFUN, 0.27%, 1/20/11                                    1,834
1,204      VARFUN, 0.26%, 2/14/11                                    1,204
1,806      Wachovia, 0.38%, 3/22/11                                  1,806
1,205      Wachovia, 0.34%, 10/15/11                                 1,205
3,016      Westpac, 0.31%, 7/29/11                                   3,016
                                                                   $53,574

           Tri-party Repurchase Agreements:
5,666      Barclays Capital Markets,  0.23%, 12/1/10               $ 5,666
6,021      Deutsche Bank Securities, Inc., 0.24%, 12/1/10            6,021
6,021      HSBC Bank USA NA, 0.23% 12/1/10                           6,021
6,021      RBS Securities, Inc., 0.25%, 12/1/10                      6,021
                                                                   $23,729
Shares     Money Market Mutual Funds:
3,010      Dreyfus Preferred Money Market Fund                     $ 3,010
3,010      Fidelity Prime Money Market Fund                          3,010
                                                                   $ 6,020

           Total Securities Lending Collateral                     $106,500
           TOTAL TEMPORARY INVESTMENTS
           (Cost  $106,500)                                         106,500
           TOTAL INVESTMENT IN SECURITIES - 97.2%
           (Cost  $28,701,537) (a)                               $31,119,495
           OTHER ASSETS AND LIABILITIES - (2.8)%                 $(784,084)
           TOTAL NET ASSETS - 100.0%                             $31,903,579

*          Non-income producing security.

(a) At November 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $28,728,351 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost             $2,623,472

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value              (232,328)

           Net unrealized gain                                   $2,391,144

(b)        At November 30, 2010, the following security was out on loan:

Shares     Description                                               Value
6,000      TD Ameritrade Holding Corp.                             $ 100,400
           Total                                                   $ 100,400

(c)        Securities lending collateral is managed by Credit
           Suisse AG, New York Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund's assets:
                             Level 1       Level 2     Level 3     Total
Common stocks              $29,926,590        $0        $0     $29,926,590
Mutual fund                  1,086,405         0         0       1,086,405
Temporary Cash investments        0       100,480        0         100,480
Money Market mutual fund         6,020         0         0           6,020
Total                      $31,019,015   $100,480       $0     $31,119,495


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 28, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 28, 2011



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date January 28, 2011

* Print the name and title of each signing officer under his or her signature.